Exhibit 99.1

Fairstone Financial Issuance Trust I

Asset Backed Notes, Series 2019-1

Sample Loan Agreed-Upon Procedures

Report To:

Fairstone Financial Inc.

Fairstone Financial Issuance Trust I

19 February 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Fairstone Financial Inc.

Fairstone Financial Issuance Trust I

630 René-Lévesque West, Suite 1400

Montreal, Quebec, H3B 4Z9

Re:	Fairstone Financial Issuance Trust I (the “Issuer”)
Asset Backed Notes, Series 2019-1 (the “Notes”)
Sample Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Fairstone Financial Inc. (the “Servicer”), the Issuer, RBC Dominion Securities Inc. (“RBC Dominion”) and RBC Capital Markets, LLC (“RBC Capital,” together with the Servicer, Issuer and RBC Dominion, the “Specified Parties”), solely to assist the Issuer with respect to certain information relating to a pool of (i) personal loans secured by a second mortgage or immovable hypothec on a real or immovable property, respectively (the “Secured Loans”) and (ii) unsecured personal loans (the “Unsecured Loans,” together with the Secured Loans, the “Loans”) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with:

a.	Electronic data files:

i.

Labeled “SPL Reduced _as at November 30th_created 20181212_v2.xlsx” and the corresponding record layout and decode information (the “Initial Preliminary Secured Data File”) that the Servicer, on behalf of the Issuer, indicated contains information relating to certain personal loans secured by a second mortgage or immovable hypothec on a real or immovable property, respectively (the “Initial Preliminary Secured Loans”) as of 30 November 2018 (the “Preliminary Cut-Off Date”) that are expected to be representative of the Secured Loans,

ii.

Labeled “UPL Reduced_as at November 30th_created 20181212_v2.xlsx” and the corresponding record layout and decode information (the “Initial Preliminary Unsecured Data File,” together with the Initial Preliminary Secured Data File, the “Initial Preliminary Data Files”) that the Servicer, on behalf of the Issuer, indicated contains information relating to certain unsecured personal loans (the “Initial Preliminary Unsecured Loans,” together with the Initial Preliminary Secured Loans, the “Initial Preliminary Loans”) as of the Preliminary Cut-Off Date that are expected to be representative of the Unsecured Loans,

iii.

Labeled “Preliminary Pool Cut SPL List (2019-1)_as at Nov 30_version 20190108.xlsx” and the corresponding record layout and decode information (the “Preliminary Secured Data File”) that the Servicer, on behalf of the Issuer, indicated contains information relating to certain personal loans secured by a second mortgage or immovable hypothec on a real or immovable property, respectively (the “Preliminary Secured Loans”) as of the Preliminary Cut-Off Date that are expected to be representative of the Secured Loans and

iv.

Labeled “Preliminary Pool Cut UPL List (2019-1)_as at Nov 30_version 20190108.xlsx” and the corresponding record layout and decode information (the “Preliminary Unsecured Data File,” together with the Preliminary Secured Data File, the “Preliminary Data Files,” and together with the Initial Preliminary Data Files, the “Provided Data Files”) that the Servicer, on behalf of the Issuer, indicated contains information relating to certain unsecured personal loans (the “Preliminary Unsecured Loans”) as of the Preliminary Cut-Off Date that are expected to be representative of the Unsecured Loans,

b.	Imaged copies of:

i.	The disclosure statement, note and security agreement or other related documents (collectively and as applicable, the “Contract”),

ii.	Certain screen shots from the Servicer’s loan servicing system (the “System Screen Shots”) and

iii.

The charge/mortgage of land, deed of immovable hypothec or other related documents, as applicable (collectively and as applicable, the “Mortgage/Hypothec Agreement,” together with the Contract and System Screen Shots, the “Source Documents”),

that the Servicer, on behalf of the Issuer, indicated relate to each Sample Loan (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Combined Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data Files or Combined Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Initial Preliminary Data Files, Source Documents or any other information provided to us by the Servicer, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Initial Preliminary Loans, Preliminary Loans (as defined in Attachment A) or Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Loans,

iii.	Whether the originator of the Loans complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 February 2019

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Servicer, on behalf of the Issuer, we randomly select a sample of:

a.	18 Initial Preliminary Secured Loans from the Initial Preliminary Secured Data File (the “Sample Secured Loans”),

b.

32 Initial Preliminary Unsecured Loans from the Initial Preliminary Unsecured Data File with a HOMEOWNER value of “HO,” as shown on the Initial Preliminary Unsecured Data File (the “Sample Home Owner Unsecured Loans”) and

c.

50 Initial Preliminary Unsecured Loans from the Initial Preliminary Unsecured Data File with a HOMEOWNER value of “NHO,” as shown on the Initial Preliminary Unsecured Data File (the “Sample Non-Home Owner Unsecured Loans,” together with the Sample Home Owner Unsecured Loans, the “Sample Unsecured Loans”)

(collectively, the “Sample Loans”).

For the purpose of this procedure, the Servicer, on behalf of the Issuer, indicated that the:

i.	Initial Preliminary Secured Loans represented approximately 18% of the Initial Preliminary Loans,

ii.	Initial Preliminary Unsecured Loans with a HOMEOWNER value of “HO,” as shown on the Initial Preliminary Unsecured Data File, represented approximately 32% of the Initial Preliminary Loans and

iii.	Initial Preliminary Unsecured Loans with a HOMEOWNER value of “NHO,” as shown on the Initial Preliminary Unsecured Data File, represented approximately 50% of the Initial Preliminary Loans.

For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Loans or the methodology they instructed us to use to select the Sample Loans from the applicable Initial Preliminary Data Files.

For the purpose of the procedures described in this report, the:

(1)	18 Sample Secured Loans are referred to as Sample Loan Numbers 1 through 18,

(2)	32 Sample Home Owner Unsecured Loans are referred to as Sample Loan Numbers 19 through 50 and

(3)	50 Sample Non-Home Owner Unsecured Loans are referred to as Sample Loan Numbers 51 through 100.

2.

For each personal loan on the Initial Preliminary Secured Data File and Preliminary Secured Data File, we compared the LOAN_NUMBER (each, a “Customer Account Number”), as shown on the Initial Preliminary Secured Data File, to the corresponding Customer Account Number, as shown on the Preliminary Secured Data File, and noted that:

a.	All of the Initial Preliminary Secured Loans included on the Initial Preliminary Secured Data File were included on the Preliminary Secured Data File and

b.	1,472 of the Preliminary Secured Loans included on the Preliminary Secured Data File were not included on the Initial Preliminary Secured Data File.

Attachment A Page 2 of 2

3.

For each personal loan on the Initial Preliminary Unsecured Data File and Preliminary Unsecured Data File, we compared the Customer Account Number, as shown on the Initial Preliminary Unsecured Data File, to the corresponding Customer Account Number, as shown on the Preliminary Unsecured Data File, and noted that:

a.	All of the Initial Preliminary Unsecured Loans included on the Initial Preliminary Unsecured Data File were included on the Preliminary Unsecured Loans Data File and

b.	6,335 of the Preliminary Unsecured Loans included on the Preliminary Unsecured Data File were not included on the Initial Preliminary Unsecured Data File.

4.

As instructed by the Servicer, on behalf of the Issuer, we combined the information on the Preliminary Secured Data File and Preliminary Unsecured Data File. The Preliminary Data Files, as combined, are hereinafter referred to as the “Combined Preliminary Data File” and the personal loans on the Combined Preliminary Data File are hereinafter referred to as the “Preliminary Loans.” The Servicer, on behalf of the Issuer, indicated that the Preliminary Loans are expected to be representative of the Loans.

5.	For each Sample Loan, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Combined Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.

Observed that the corresponding Contract contained a signature in the borrower signature section of the Contract. We performed no procedures to determine the validity of any signatures contained in the borrower signature section of the Contract.

c.	Observed that the account type, as shown on the System Screen Shots, was:

i.	“Personal Loan,” for each Sample Unsecured Loan or

ii.	“Secured Personal Loan,” for each Sample Secured Loan.

6.	For each Sample Secured Loan, we:

a.	Observed the existence of a Mortgage/Hypothec Agreement.

b.	Observed that “CITIFINANCIAL CANADA, INC.,” “CITIFINANCIAL CANADA EAST CORPORATION” or “Fairstone Financial Inc.” was the named mortgagee or chargee on the Mortgage/Hypothec Agreement.

Exhibit 1 to Attachment A Page 1 of 4

Sample Characteristics and Source Documents

Sample Characteristic	Combined Preliminary Data File Field Name	Source Document(s)	Note(s)

Customer Account Number	LOAN_NUMBER	Contract	i.

Origination date	NOTE_DATE	Contract or Mortgage/Hypothec Agreement	ii.

Original principal balance	LOAN_AMOUNT	(a) Contract or (b) Contract and recalculation	iii.

Interest rate	INTEREST_RATE_CURRENT	(a) Contract and recalculation, (b) Contract or (c) System Screen Shots	iv.

Monthly payment amount	MONTHLY_PAYMENT_AMOUNT	Contract or System Screen Shots	v.

Original term	TERM	(a) Contract, (b) System Screen Shots or (c) Contract and recalculation	vi.

Obligor province	BORROWER_MAILING_STATE	Contract or System Screen Shots	vii.

Current principal balance	ADJUSTED_LOAN_BALANCE	System Screen Shots	viii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the origination date Sample Characteristic for each Sample Unsecured Loan, the Servicer, on behalf of the Issuer, instructed us to use the Contract as the Source Document.

For the purpose of comparing the origination date Sample Characteristic for each Sample Secured Loan, the Servicer, on behalf of the Issuer, instructed us to use the Mortgage/Hypothec Agreement as the Source Document.

Exhibit 1 to Attachment A Page 2 of 4

Notes: (continued)

iii.	For the purpose of comparing the original principal balance Sample Characteristic for each Sample Loan, the Servicer, on behalf of the Issuer, instructed to:

a.

Use the original principal balance, as shown on the Contract, or, if the original principal balance, as shown on the Contract, is different than the original principal balance, as shown on the Combined Preliminary Data File, recalculate the original principal balance by adding the:

(1)	Net capital to the

(2)	Insurance premiums,

both as shown on the Contract, and

b.	Ignore differences of +/-$0.88 or less.

iv.

For the purpose of comparing the interest rate Sample Characteristic for each Sample Secured Loan (except for Sample Loan Numbers 4 and 5), the Servicer, on behalf of the Issuer, instructed us to recalculate the interest rate by:

a.	Dividing the interest rate, as shown on the Contract, by two,

b.	Adding one to the result obtained in a. above,

c.	Raising the result obtained in b. above to the power of the quotient of:

(1)	1 divided by

(2)	6,

d.	Subtracting one from the result obtained in c. above and

e.	Multiplying the result obtained in d. above by 12

(and in accordance with the final paragraph of this note iv.).

For the purpose of comparing the interest rate Sample Characteristic for each Sample Unsecured Loan (except for Sample Loan Numbers 47, 63 and 77), the Servicer, on behalf of the Issuer, instructed us to use the Contract as the Source Document (and in accordance with the final paragraph of this note iv.).

For the purpose of comparing the interest rate Sample Characteristic for Sample Loan Numbers 4, 5, 47, 63 and 77, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document (and in accordance with the final paragraph of this note iv.).

Additionally, for the purpose of comparing the interest rate Sample Characteristic for each Sample Loan, the Servicer, on behalf of the Issuer, instructed us to ignore differences of +/- 0.005%.

Exhibit 1 to Attachment A Page 3 of 4

Notes: (continued)

v.

For the purpose of comparing the monthly payment amount Sample Characteristic for each Sample Loan (except for Sample Loan Numbers 4, 5, 63 and 77), the Servicer, on behalf of the Issuer, instructed us to use the Contract as the Source Document.

For the purpose of comparing the monthly payment amount Sample Characteristic for Sample Loan Numbers 4, 5, 63 and 77, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

vi.

For the purpose of comparing the original term Sample Characteristic for each Sample Loan (except for Sample Loan Numbers 4, 5, 8, 63 and 77), the Servicer, on behalf of the Issuer, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original term Sample Characteristic for Sample Loan Numbers 4, 5, 63 and 77, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the original term Sample Characteristic for Sample Loan Number 8, the Servicer, on behalf of the Issuer, instructed us to recalculate the original term as the difference in months between the:

a.	Last payment date and

b.	First payment date,

both as shown on the Contract.

vii.	For the purpose of comparing the obligor province Sample Characteristic for each Sample Loan (except for Sample Loan Number 23), the Servicer, on behalf of the Issuer, instructed us to:

a.	Use the Contract as the Source Document and

b.

Note agreement with an obligor province of “YK,” as shown on the Combined Preliminary Data File, which the Servicer, on behalf of the Issuer, indicated is the abbreviation for “Yukon,” if the corresponding obligor province is “YT,” as shown on the Contract, which the Servicer, on behalf of the Issuer, indicated is the abbreviation for “Yukon Territory.”

For the purpose of comparing the obligor province Sample Characteristic for Sample Loan Number 23, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

Exhibit 1 to Attachment A Page 4 of 4

Notes: (continued)

viii.

The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Cut-Off Date. For the purpose of comparing the current principal balance Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Cut-Off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Difference

Sample Loan Number	Sample Characteristic	Combined Preliminary Data File Value	Source Document Value
50	Interest rate	34.99%	35.99%